Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par value
Common stock, shares authorized	7,500,000	7,500,000
Common stock, shares issued	4,273,908	4,273,908
Treasury stock, shares	556,523	556,523